UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E Wisconsin Avenue, Fl 4
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2012

Date of reporting period:  December 31, 2011

Item 1. Schedule of Investments.

Boston Common International Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Shares	Security Description	Value $
COMMON STOCKS - 91.0%
Australia - 5.4%
108,875	AMP LTD	$453,224
35,860	Origin Energy	489,278
35,580	Sims Metal Management LTD - ADR	457,203
17,050	WorleyParsons LTD	447,652
		1,847,357
Belgium - 1.4%
11,305	Umicore SA	466,305
		466,305
Brazil - 0.5%
35,490	Gafisa SA - ADR	163,254
		163,254
China - 1.8%
10,005	New Oriental Education and Technology Group, Inc - ADR *	240,620
132,000	Tingyi Holding Corporation	401,102
		641,722
Denmark - 0.2%
5,190	Vestas Wind System A/S *	56,027
		56,027
Finland - 1.6%
22,610	Sampo Group	560,970
		560,970
France - 6.9%
35,785	Air Liquide - ADR	880,311
36,880	AXA SA - ADR	474,277
8,155	Casino Guichard Perrachon SA	686,892
5,190	Danone SA	326,252
		2,367,732
Germany - 6.8%
8,895	adidas AG	578,610
16,310	Henkel AG and Company KGaA	792,340
9,820	SAP AG - ADR	519,969
3,615	SMA Solar Technology AG	201,956
2,315	Vossloh AG	221,927
		2,314,802
Hong Kong - 1.7%
48,200	Hang Seng Bank LTD	571,889
		571,889
Israel - 1.3%
8,340	Check Point Software Technologies LTD *	438,184
		438,184
Japan - 15.1%
3,200	FANUC LTD	489,749
20,385	Honda Motor Company LTD - ADR	622,762
20,400	Kao Corporation	557,376
17,050	Kubota Corporation - ADR	708,598
22,000	Mitsui Fudosan Company	320,696
29,415	NGK Insulators LTD	349,296
45,410	Nippon Electronic Glass Company LTD	449,557
20,360	SYSMEX Corporation	663,412
15,400	TERUMO Corporation	725,282
4,263	Toray Industries, Inc - ADR *	306,510
		5,193,238
Luxembourg - 2.7%
27,800	Subsea 7 SA - ADR *	517,358
11,525	Tenaris SA - ADR	428,500
		945,858
Mexico - 1.7%
25,390	America Movil SAB de CV - ADR	573,814
		573,814
Netherlands - 5.2%
12,045	ASML Holding NV - ADR	503,361
22,795	Koninklijke Philips Electronics NV - ADR	477,555
23,070	Unilever NV - ADR	792,916
		1,773,832
Norway - 2.8%
38,085	Statoil ASA - ADR	975,357
		975,357
Portugal - 0.9%
47,995	EDP Renovaveis SA *	293,691
		293,691
Singapore - 2.5%
183,000	CapitaLand LTD	311,808
148,000	Olam International	243,044
134,045	Singapore Telecommunications LTD	319,339
		874,191
South Africa - 1.8%
6,950	Naspers LTD	304,076
25,850	Standard Bank Group LTD	316,218
		620,294
Spain - 0.8%
12,695	Abengoa SA	269,460
		269,460
Switzerland - 11.5%
42,065	ABB LTD - ADR	792,084
15,105	Julius Baer Gruppe AG	590,821
15,566	Novartis AG - ADR	889,908
25,480	Roche Holding LTD - ADR	1,084,174
5,560	Sonova Holding AG	581,571
		3,938,558
Taiwan - 1.4%
36,190	Taiwan Semiconductor Manufacturing Company LTD - ADR	467,213
		467,213
Thailand - 1.6%
140,700	Kasikornbank PLC	544,070
		544,070
United Kingdom - 15.4%
198,290	Barclays PLC	542,132
15,085	HSBC Holdings PLC - ADR	574,739
7,785	Johnson Matthey PLC - ADR	444,095
34,285	Pearson PLC - ADR	646,958
10,655	Smith & Nephew PLC - ADR	513,038
9,618	Spirax-Sarco Engineering PLC	279,763
26,410	SSE Plc - ADR	530,577
28,815	Standard Chartered Bank PLC	630,518
40,490	Vodafone Group PLC - ADR	1,134,934
		5,296,754
TOTAL COMMON STOCKS (Cost $34,063,485)		31,194,572

PREFERRED STOCKS - 1.5%
Brazil - 1.5%
29,075	Companhia Energetica de Minas Gerais - ADR	517,244
TOTAL PREFERRED STOCKS (Cost $540,721)		517,244

SHORT TERM INVESTMENTS - 4.1%
1,408,624	Fidelity Money Market Portfolio, 0.19% (1)	1,408,624
TOTAL SHORT TERM INVESTMENTS (Cost $1,408,624)		1,408,624

TOTAL INVESTMENTS - 96.6% (Cost $36,012,830)		33,120,440
Other Assets in Excess of Liabilities - 3.4%		1,168,807
NET ASSETS - 100.0%		$34,289,247

ADR	American Depository Receipt
*	Non-Income Producing
(1)	Annualized seven-day yield as of December 31, 2011.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows+:

Cost of investments		$36,051,334
Gross unrealized appreciation		349,840
Gross unrealized depreciation		(3,280,734)
Net unrealized depreciation		$(2,930,894)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure
December 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments,  interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2011:

Description	Level 1	Level 2	Level 3	Total

Common Stock*	$29,958,137	$1,236,435	$-	$31,194,572
Preferred Stock*	517,244	-	-	517,244
Short-Term Investments*	1,408,624	-	-	1,408,624
Total Investments in Securities	$31,884,005	$1,236,435	$-	33,120,440

* See the Schedule of Investments for the investments detail by country.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Eric W. Falkeis
                                                Eric W. Falkeis, President

Date   2/15/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date  2/15/2012

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date 2/15/2012

* Print the name and title of each signing officer under his or her signature.